Portfolio of Investments (unaudited)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—74.7%
AUSTRALIA—2.4%
USD	6,000	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$6,708,720
USD	6,845	Macquarie Bank Ltd., 3.62%, 06/03/2030 (b)	7,317,806
USD	2,727	QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025 (b)	2,856,533
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (b)(c)	9,509,036
USD	4,792	Virgin Australia Holdings Ltd., 8.13%, 05/15/2024 (b)(c)(d)	709,216
SGD	250	Westpac Banking Corp., 4.11%, 04/15/2025	194,219
			27,295,530
CHINA-20.3%
USD	5,100	Baidu, Inc., 4.88%, 08/14/2028 (c)	6,175,191
USD	8,100	Bluestar Finance Holdings Ltd., 3.38%, 07/16/2024 (b)	8,442,954
CNY	10,000	Central Huijin Investment, 3.67%, 01/16/2024	1,440,854
SGD	1,250	China Aoyuan Group Ltd., 7.15%, 09/07/2020 (b)	905,386
USD	6,400	China Aoyuan Group Ltd., 7.95%, 09/07/2020 (b)	6,527,915
USD	3,800	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (b)(c)	4,099,152
USD	4,000	China Construction Bank Corp.,(fixed rate to 06/24/2025, variable rate thereafter), 2.45%, 06/24/2025 (b)(c)	4,060,360
CNY	40,000	China Delelopement Bank, 3.34%, 07/14/2025	5,743,792
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,155,242
USD	3,929	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	4,022,314
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,445,089
USD	3,500	China Oil & Gas Group Ltd., 5.50%, 07/25/2021 (b)(c)	3,531,391
USD	5,600	China Overseas Finance Cayman VIII Ltd., 3.45%, 07/15/2029 (b)	6,100,785
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (b)	4,035,904
USD	3,700	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (b)(c)	3,723,251
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (b)(c)	7,280,232
USD	3,500	CNAC HK Finbridge Co. Ltd., 3.50%, 07/19/2022 (b)	3,615,867
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023 (b)	8,262,321
USD	8,110	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (b)(c)	8,931,434
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,481,792
SGD	2,500	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (b)	1,807,678
USD	6,800	ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021 (b)	6,884,573
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021 (b)	3,264,681
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (b)	3,031,991
USD	5,400	HBIS Group Hong Kong Co. Ltd., 3.75%, 12/18/2022 (b)	5,455,128
USD	3,470	Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/2021 (b)(c)	3,560,037
USD	3,500	Huarong Finance II Co. Ltd., 3.25%, 06/03/2021 (b)	3,533,915
USD	2,500	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (b)	2,817,300
USD	6,650	Longfor Group Holdings Ltd., 3.95%, 09/16/2029 (b)	7,157,131
USD	4,700	Poly Real Estate Finance Ltd., 3.95%, 02/05/2023 (b)	4,921,059
USD	1,000	Poly Real Estate Finance Ltd., 4.75%, 09/17/2023 (b)	1,078,984
USD	3,463	Ronshine China Holdings Ltd., 7.35%, 12/15/2022 (b)(c)	3,537,786
USD	5,760	Ronshine China Holdings Ltd., 8.10%, 12/09/2021 (b)(c)	5,999,321
USD	2,310	Seazen Group Ltd., 6.45%, 06/11/2022 (b)	2,335,987
USD	3,600	SF Holding Investment Ltd., 2.88%, 02/20/2030 (b)	3,795,982
USD	7,300	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 04/13/2030 (b)(c)	7,509,016
USD	3,091	Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/2029 (b)	3,293,245
USD	11,800	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	12,573,244
USD	1,100	Shimao Group Holdings Ltd., 4.60%, 07/13/2025 (b)(c)	1,111,870

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	3,000	Sinochem International Development Pte Ltd., 3.13%, 07/25/2022 (b)	$3,070,133
USD	5,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023 (b)	5,459,551
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024 (b)	6,548,469
USD	7,500	Sunac China Holdings Ltd., 6.50%, 07/09/2022 (b)(c)	7,475,232
USD	3,394	Tencent Holdings Ltd., 3.24%, 12/03/2049 (b)(c)	3,784,546
USD	7,200	Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/2029 (b)	7,689,029
USD	6,100	Weibo Corp., 3.50%, 06/05/2024 (c)	6,432,747
USD	7,000	Wuhan Metro Group Co. Ltd., (fixed rate to 12/05/2021, variable rate thereafter), 5.98%, 12/05/2021 (a)(b)	7,193,403
USD	4,000	Zhenro Properties Group Ltd., 7.88%, 01/14/2023 (b)(c)	3,953,088
USD	7,400	Zhenro Properties Group Ltd., 9.15%, 03/08/2021 (b)(c)	7,650,010
			234,906,362
GERMANY—1.2%
SGD	3,200	Deutsche Bank AG, 4.10%, 02/14/2021	2,342,638
AUD	5,000	Kreditanstalt fuer Wiederaufbau, 6.00%, 08/20/2020 (e)	3,581,201
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (e)	8,225,331
			14,149,170
HONG KONG—2.5%
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021 (b)	3,822,325
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (b)	20,868,890
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (b)	1,542,812
USD	2,871	Standard Chartered PLC, 3.95%, 01/11/2023 (b)	2,996,720
			29,230,747
INDIA—17.0%
USD	7,302	Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030 (b)	7,211,859
USD	6,910	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	7,279,685
USD	3,050	Adani Transmission Ltd., 4.00%, 08/03/2026 (b)	3,096,668
USD	3,990	Adani Transmission Ltd., 4.25%, 05/21/2036 (b)(f)	3,893,291
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,836,374
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,400,655
USD	7,030	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	7,168,842
USD	3,300	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024 (b)	3,555,613
USD	5,173	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	5,016,692
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	10,881,043
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,436,955
INR	100,000	Housing Development Finance Corp. Ltd., 8.05%, 06/20/2022	1,407,538
INR	250,000	Housing Development Finance Corp. Ltd., 8.58%, 03/18/2022	3,528,110
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,345,347
INR	550,000	Housing Development Finance Corp. Ltd., 9.05%, 11/20/2023	8,061,783
USD	6,500	ICICI Bank Ltd., 4.00%, 03/18/2026 (b)	6,808,911
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,677,558
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,688,221
USD	5,732	India Infoline Finance Ltd., 5.88%, 04/20/2023 (b)	4,774,570
USD	2,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (b)	1,440,825
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021 (d)	2,354,753
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026 (d)	766,116
INR	300,000	Indiabulls Housing Finance Ltd., 9.08%, 12/31/2021 (d)	3,460,321
INR	50,000	Indian Railway Finance Corp. Ltd., 8.45%, 12/04/2028	751,482
INR	150,000	National Highways Authority of India, 7.70%, 09/13/2029	2,153,321
USD	6,800	Neerg Energy Ltd., 6.00%, 08/31/2020 (b)(c)	6,808,724

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
INR	50,000	NTPC Ltd., 8.05%, 05/05/2026	$742,505
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,629,510
USD	990	ONGC Videsh Ltd., 3.75%, 05/07/2023 (b)	1,022,317
USD	2,712	Power Finance Corp. Ltd., 3.75%, 06/18/2024 (b)	2,789,292
USD	4,273	Power Finance Corp. Ltd., 4.50%, 06/18/2029 (b)	4,356,101
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,670,189
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,900,381
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,202,294
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	7,366,055
USD	7,200	REC Ltd., 3.50%, 12/12/2024 (b)	7,293,570
USD	3,689	REC Ltd., 4.75%, 05/19/2023 (b)	3,860,609
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,149,975
USD	2,550	Reliance Industries Ltd., 4.13%, 01/28/2025 (b)	2,791,231
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	11,290,894
INR	250,000	Reliance Industries Ltd., 8.95%, 10/05/2020	3,371,781
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,797,818
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,243,851
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,004,716
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,222,250
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,338,232
USD	6,500	UPL Corp. Ltd., 3.25%, 10/13/2021 (b)	6,541,000
USD	2,937	UPL Corp. Ltd., 4.63%, 06/16/2030 (b)	2,994,528
			196,384,356
INDONESIA—6.0%
IDR	20,000,000	Adira Dinamika Multi Finance Tbk PT, 7.80%, 10/04/2022	1,398,493
IDR	10,000,000	Astra Sedaya Finance PT, 8.80%, 02/13/2022	713,014
USD	2,198	Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025 (b)	2,410,579
USD	3,250	Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/2024 (b)	3,393,355
IDR	10,000,000	Bank Rakyat Indonesia Persero Tbk PT, 8.25%, 08/24/2024	715,068
USD	1,000	Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025 (b)	990,500
IDR	10,000,000	Federal International Finance PT, 8.80%, 03/12/2022	700,342
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (b)	5,354,808
USD	3,766	Hutama Karya Persero PT, 3.75%, 02/11/2030 (b)(c)(e)	4,086,596
IDR	20,000,000	Lembaga Pembiayaan Ekspor Indonesia, 8.45%, 07/09/2022	1,432,603
USD	5,888	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (b)(f)	6,712,277
USD	4,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	4,499,884
USD	2,150	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (b)(c)	2,079,668
USD	3,400	Perusahaan Listrik Negara PT, 3.88%, 07/17/2029 (b)	3,697,500
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048 (b)	8,274,150
IDR	12,000,000	Perusahaan Listrik Negara PT, 8.25%, 07/05/2023	859,808
USD	7,227	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (b)(c)	7,611,170
USD	6,800	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (b)(c)	6,157,915
USD	6,739	TBG Global Pte Ltd., 5.25%, 08/31/2020 (b)(c)	6,723,544
IDR	20,000,000	Wijaya Karya Persero Tbk PT, 7.70%, 01/31/2021 (b)	1,251,798
			69,063,072
KUWAIT—0.6%
USD	6,759	MEGlobal Canada ULC, 5.00%, 05/18/2025 (b)	7,384,856
MACAU—0.3%
USD	3,575	MGM China Holdings Ltd., 5.25%, 06/18/2022 (b)(c)	3,673,313

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
MALAYSIA—2.6%
MYR	1,500	Cagamas Bhd, 4.45%, 11/25/2020	$356,278
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (c)	1,241,710
MYR	5,000	DRB-Hicom Bhd, 5.10%, 12/12/2029	1,178,578
MYR	5,000	Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024	1,215,047
USD	6,800	Petronas Capital Ltd., 3.50%, 01/21/2030 (b)(c)	7,718,056
USD	3,600	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (b)(c)	3,348,911
USD	3,450	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (b)(c)	3,209,374
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021 (b)	3,791,851
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (b)	7,495,810
			29,555,615
MONGOLIA—0.6%
USD	3,400	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	2,399,732
USD	6,000	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	4,234,821
			6,634,553
NETHERLANDS—0.4%
USD	5,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 08/10/2020 (b)(c)	4,979,017
NORWAY—0.5%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (b)	5,526,731
			5,526,731
PHILIPPINES—4.0%
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (b)	7,630,259
USD	5,025	Jollibee Worldwide Pte Ltd., (fixed rate to 01/23/2025, variable rate thereafter), 3.90%, 01/23/2025 (a)(b)	4,704,656
USD	13,910	Manila Water Co., Inc., 4.38%, 07/30/2025 (b)(c)	13,594,086
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (b)	13,353,000
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (a)(b)	6,947,500
			46,229,501
QATAR—0.8%
USD	7,300	QNB Finance Ltd., 2.75%, 02/12/2027 (b)	7,663,933
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	1,448,755
			9,112,688
SAUDI ARABIA—1.2%
USD	7,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/2023 (b)	6,664,840
USD	7,000	Saudi Arabian Oil Co., 3.50%, 04/16/2029 (b)	7,800,153
			14,464,993
SINGAPORE—4.6%
USD	4,300	DBS Group Holdings Ltd., (fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025 (a)(b)	4,267,750
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	2,609,932
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2021 (b)(c)	7,325,580
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	3,800,000
USD	9,000	United Overseas Bank Ltd., (fixed rate to 09/16/2021, variable rate thereafter), 3.50%, 09/16/2021 (b)(c)	9,181,620

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	26,825	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (b)	$25,784,458
			52,969,340
SOUTH KOREA —2.1%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (b)	12,080,269
USD	3,300	Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024 (b)	3,532,095
USD	1,350	Korea Western Power Co. Ltd., 3.75%, 06/07/2023 (b)	1,458,981
USD	5,900	Shinhan Bank Co. Ltd., 4.50%, 03/26/2028 (b)	6,733,096
			23,804,441
THAILAND—2.9%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (b)	1,669,015
USD	6,900	Bangkok Bank PCL, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2029 (b)(c)	6,912,318
USD	6,500	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022 (b)	6,828,706
USD	5,800	Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023 (a)(b)	5,836,250
USD	2,325	PTT Treasury Center Co. Ltd., 3.70%, 01/16/2070 (b)(c)	2,581,998
USD	1,270	PTTEP Treasury Center Co. Ltd., 2.59%, 04/10/2027 (b)(c)	1,318,150
USD	5,300	PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059 (b)	6,105,139
USD	2,300	TMB Bank PCL, (fixed rate to 12/02/2024, variable rate thereafter), 4.90%, 12/02/2024 (a)(b)	2,150,500
			33,402,076
UNITED ARAB EMIRATES—2.8%
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,413,113
USD	4,762	Emirates Airline, 4.50%, 02/06/2025 (b)(f)	4,524,043
SGD	6,500	Emirates NBD Bank PJSC, 3.05%, 03/06/2023 (b)	4,749,636
USD	7,100	Esic Sukuk Ltd., 3.94%, 07/30/2024 (b)	6,981,146
USD	3,300	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	3,167,579
USD	3,700	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	3,537,866
USD	7,730	Medjool Ltd., 3.88%, 03/19/2023 (b)(f)	7,320,125
			32,693,508
UNITED KINGDOM—1.5%
USD	1,983	CK Hutchison International 20 Ltd., 3.38%, 11/08/2049 (b)(c)	2,256,814
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (b)	7,306,161
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (b)	5,512,840
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	2,910,745
			17,986,560
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (b)	4,323,101
			4,323,101
		Total Corporate Bonds — 74.7% (cost $865,080,084)	863,769,530
GOVERNMENT BONDS—51.6%
AUSTRALIA—24.7%
AUD	2,300	Australia Government Bond, 2.25%, 05/21/2028 (b)	1,839,754
AUD	70,129	Australia Government Bond, 2.75%, 11/21/2028 (b)	58,274,860
AUD	29,431	Australia Government Bond, 3.25%, 04/21/2029 (b)	25,449,456

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037 (b)	$49,897,872
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033 (b)	17,995,810
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (b)	11,128,073
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (b)	6,342,533
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	11,672,534
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (b)	17,500,120
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021 (b)	38,409,645
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021 (b)(e)	3,519,348
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	16,072,840
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022 (b)	16,556,602
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	11,404,337
			286,063,784
CHINA—1.3%
CNY	40,000	China Government Bond, 1.99%, 04/09/2025 (g)	5,561,315
CNY	30,000	China Government Bond, 2.20%, 02/13/2022 (g)	4,283,989
CNY	40,000	China Government Bond, 2.68%, 05/21/2030 (g)	5,596,905
			15,442,209
INDIA—1.1%
INR	880,000	India Government Bond, 7.72%, 05/25/2025	13,024,882
INR	9,590	India Government Bond, 9.20%, 09/30/2030	156,873
			13,181,755
INDONESIA—14.8%
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	7,255,231
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (b)	16,113,680
IDR	90,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	6,256,985
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	17,856,658
IDR	30,765,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	2,156,289
IDR	15,000,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	971,815
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	964,866
IDR	45,118,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	3,130,448
IDR	61,747,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	4,271,539
IDR	802,200,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	59,170,492
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	21,701,688
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	22,915,069
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,319,041
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,283,726
USD	3,770	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (b)	4,212,975
			170,580,502
MALAYSIA—2.5%
MYR	25,000	Malaysia Government Bond, 3.48%, 03/15/2023	6,125,944
MYR	5,300	Malaysia Government Bond, 3.76%, 05/22/2040	1,353,413
MYR	55,000	Malaysia Government Bond, 3.96%, 09/15/2025	14,113,337
MYR	13,600	Malaysia Government Bond, 4.07%, 06/15/2050	3,503,828
MYR	14,100	Malaysia Government Bond, 4.39%, 04/15/2026	3,716,574
			28,813,096
PAKISTAN—2.4%
USD	12,890	Pakistan Government International Bond, 6.88%, 12/05/2027 (b)	12,652,824
USD	8,185	Pakistan Government International Bond, 8.25%, 04/15/2024 (b)	8,584,166
USD	5,719	Pakistan Government International Bond, 8.25%, 09/30/2025 (b)	6,019,248
			27,256,238

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
SOUTH KOREA —1.7%
KRW	22,700,000	Korea Treasury Bond, 2.25%, 06/10/2025	$20,088,186
SRI LANKA—0.5%
USD	7,500	Republic of Sri Lanka, 7.55%, 03/28/2030 (b)	5,512,506
SUPRANATIONAL—2.6%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	10,735,969
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	11,057,316
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,381,349
			30,174,634
		Total Government Bonds — 51.6% (cost $605,913,249)	597,112,910

SHORT-TERM INVESTMENT—6.8%
UNITED STATES—6.8%
USD	79,196,926	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(h)	79,196,926
			79,196,926
		Total Short-Term Investment — 6.8% (cost $79,196,926)	79,196,926
		Total Investments — 133.1% (cost $1,550,190,259)	1,540,079,366
		Long Term Debt Securities	(350,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)
		Other Assets in Excess of Liabilities — 1.4%	16,570,756
		Net Assets—100.0%	$1,156,650,122

AUD—Australian Dollar
CNH—Chinese Yuan Renminbi Offshore
CNY—Chinese Yuan Renminbi
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MYR—Malaysian Ringgit
PHP—Philippine Peso
SGD—Singapore Dollar
THB—Thai Baht
USD—U.S. Dollar

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a restricted security.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Illiquid security.
(e)	This security is government guaranteed.
(f)	Sinkable security.
(g)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

At July 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%—Ultra Bond	172	09/21/2020	$37,768,033	$39,162,250	$1,394,217
United States Treasury Note 6%—2 year	157	09/30/2020	34,672,476	34,694,547	22,071
United States Treasury Note 6%—5 year	95	09/30/2020	11,943,286	11,981,875	38,589
					$1,454,877
Short Contract Positions
United States Treasury Note 6%—10 year	(1,279)	09/21/2020	$(177,560,525)	$(179,159,922)	$(1,599,397)
					$(1,599,397)
					$(144,520)

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
09/02/2020	State Street Bank and Trust	CNH	9,133,610	USD	1,300,000	$1,304,301	$4,301
09/02/2020	UBS AG	CNH	120,000,000	USD	16,925,755	17,136,288	210,533
Indian Rupee/United States Dollar
09/10/2020	Citibank N.A.	INR	755,190,150	USD	10,055,647	10,040,161	(15,486)
09/10/2020	UBS AG	INR	37,633,350	USD	500,000	500,331	331
Indonesian Rupiah/United States Dollar
10/23/2020	Citibank N.A.	IDR	179,028,000,000	USD	12,065,263	12,007,968	(57,295)
10/23/2020	HSBC Bank USA	IDR	223,785,000,000	USD	15,000,000	15,009,960	9,960
Malaysian Ringgit/United States Dollar
08/14/2020	Standard Chartered Bank	MYR	13,309,850	USD	3,106,077	3,137,848	31,771
Philippine Peso/United States Dollar
10/09/2020	Citibank N.A.	PHP	143,309,300	USD	2,900,000	2,913,947	13,947
10/09/2020	HSBC Bank USA	PHP	298,440,000	USD	6,000,000	6,068,263	68,263
Singapore Dollar/United States Dollar
08/28/2020	Standard Chartered Bank	SGD	9,724,165	USD	7,000,000	7,077,933	77,933
08/28/2020	UBS AG	SGD	5,848,945	USD	4,200,000	4,257,274	57,274
South Korean Won/United States Dollar
08/19/2020	Citibank N.A.	KRW	2,176,200,000	USD	1,800,000	1,822,593	22,593
08/19/2020	Royal Bank of Canada	KRW	10,597,164,160	USD	8,800,000	8,875,248	75,248
08/19/2020	UBS AG	KRW	22,303,659,280	USD	18,200,000	18,679,573	479,573
Thai Baht/United States Dollar
09/14/2020	BNP Paribas S.A.	THB	348,574,748	USD	11,100,000	11,177,705	77,705

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
09/14/2020	UBS AG	THB	373,000,000	USD	11,969,630	$11,960,947	$(8,683)
						$131,970,341	$1,047,968

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/20/2020	UBS AG	USD	101,520,590	AUD	145,000,000	$103,619,712	$(2,099,122)
United States Dollar/Chinese Yuan Renminbi Offshore
09/02/2020	UBS AG	USD	3,667,247	CNH	26,000,000	3,712,863	(45,616)
United States Dollar/Indian Rupee
09/10/2020	Citibank N.A.	USD	10,500,000	INR	792,823,500	10,540,492	(40,492)
United States Dollar/Indonesian Rupiah
10/23/2020	HSBC Bank USA	USD	12,000,000	IDR	179,028,000,000	12,007,968	(7,968)
United States Dollar/Malaysian Ringgit
08/14/2020	BNP Paribas S.A.	USD	20,500,000	MYR	88,050,320	20,758,201	(258,201)
08/14/2020	HSBC Bank USA	USD	3,100,000	MYR	13,309,850	3,137,848	(37,848)
United States Dollar/Philippine Peso
10/09/2020	HSBC Bank USA	USD	2,000,000	PHP	99,480,000	2,022,754	(22,754)
United States Dollar/Singapore Dollar
08/28/2020	Standard Chartered Bank	USD	6,600,000	SGD	9,174,422	6,677,791	(77,791)
United States Dollar/South Korean Won
08/19/2020	Citibank N.A.	USD	20,100,000	KRW	24,196,380,000	20,264,749	(164,749)
United States Dollar/Thai Baht
09/14/2020	UBS AG	USD	2,700,000	THB	84,006,990	2,693,842	6,158
						$185,436,220	$(2,748,383)
						$317,406,561	$(1,700,415)

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2020, the Fund held the following over-the-counter interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Depreciation
USD	5,000,000	05/11/2030	Receive	3-month LIBOR	0.67%	Quarterly	$—	$(70,794)	$(73,274)
							$—	$(70,794)	$(73,274)

At July 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Depreciation
USD	20,000,000	06/10/2027	Citigroup	Receive	3-month LIBOR	0.70%	$—	$(464,049)
USD	15,000,000	05/06/2030	Citigroup	Receive	3-month LIBOR	0.62%	—	(140,892)
USD	25,000,000	06/02/2031	UBS	Receive	3-month LIBOR	0.72%	—	(410,233)
							$—	$(1,015,174)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific Income Fund, Inc.